Line of Credit	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Line of Credit

10. Line of Credit

On October 22, 2012, we entered into a line of credit agreement, as subsequently amended, with a commercial bank, or Bank, whereby we had a borrowing capacity of $10.0 million. Interest at the Bank’s prime rate was payable monthly. The loan was collateralized by a lien on substantially all of our assets. In December 2015, we paid off the line of credit in full and cancelled the line of credit agreement.